PROPOSED ACQUISITION AND RELATED MATTERS - DOLLAR THRIFTY (Details) (Dollar Thrifty Automotive Group Inc, Merger Sub, USD $)	Aug. 26, 2012
PROPOSED ACQUISITION AND RELATED MATTERS
Number of additional shares over threshold percentage	1
Company
PROPOSED ACQUISITION AND RELATED MATTERS
Offer price (in dollars per share)	$ 87.50
Minimum
PROPOSED ACQUISITION AND RELATED MATTERS
Threshold percentage of ownership	90.00%